Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of lease expense
	Year ended December 31,
	2021	2022	2023

Components of lease expenses
Operating lease cost	$1,406	$3,318	$3,833
Short-term lease	$51	$462	$861
Total lease expenses	$1,457	$3,780	$4,694

Schedule of supplemental cash flow information related to leases

	Year ended December 31,
	2021	2022	2023

Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities	$1,015	$2,212	$3,391

Supplemental non-cash information related to lease liabilities from obtaining ROU assets	$17,329	$2,862	$6,565

Schedule of maturities of lease liabilities
December 31, 2023
(in thousands)

Year Ending December 31,
2024	$4,104
2025	3,869
2026	3,905
2027	3,816
2028	3,717
Thereafter	7,240
Total operating lease payments	$26,651
Less: imputed interest	3,329
Total	$23,322